Shareholders' Equity - Summary of Treasury Shares (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revaluation reserve [Line Items]
Number of shares	66,632	91,893	76,419
Total amount	€ 181	€ 281	€ 337
Common shares [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	52,686	65,540	61,418
Total amount	€ 171	€ 269	€ 326
Common shares [member] | Subsidiaries [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	1,062	1,043	1,144
Total amount	€ 9	€ 9	€ 9
Common shares B [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	12,884	25,310	13,856
Total amount	€ 1	€ 3	€ 2